Selling, General and Administrative Expense	9 Months Ended
Sep. 30, 2025
Selling, General and Administrative Expense [Abstract]
Selling, General and Administrative Expense

Note 9 - Selling, General and Administrative Expense

Selling, general and administrative costs are expensed as incurred and primarily include consultant costs in the U.S., public filing fees, travel expenses, and professional fees.